Notes receivable (Details Narrative)		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 12, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 15, 2016 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 18, 2016 USD ($)
Policyholder Account Balance [Line Items]
Effective Date of Arrangements				Mar. 31, 2021
Investment Income, Net		$ 744,000	$ 176,000	$ 859,000	$ 371,000
Deferred Revenue, Current		10,187,000		10,187,000			$ 3,185,000
Deferred Revenue, Noncurrent		$ 1,626,000		1,626,000			2,185,000
Proceeds from Sale of Property, Plant, and Equipment				$ 32,692,000	0
Sale of MSC Cristina [Member]
Policyholder Account Balance [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.00%		6.00%
Investment Income, Net				$ 0	105,000
Deferred Revenue, Noncurrent			0		0
Gross sale price	$ 126,000,000
Proceeds from Sale of Property, Plant, and Equipment	107,250,000
Accounts and Financing Receivable, after Allowance for Credit Loss	$ 18,750,000
Repayment installments				16
Debt Instrument, Frequency of Periodic Payment				quarterly
Interest Receivable		$ 0	$ 19,000	$ 0	19,000
Hyundai Merchant Marine Co. Ltd. [Member]
Policyholder Account Balance [Line Items]
Debt Securities, Trading, and Equity Securities, FV-NI								$ 40,277,000
Notes Payable, Fair Value Disclosure								$ 6,074,000
Notes Assumed				0			8,013,000
Deferred Revenue, Revenue Recognized				559,000	562,000
Deferred Revenue, Current		1,127,000		1,127,000			1,127,000
Deferred Revenue, Noncurrent		$ 1,626,000		1,626,000			$ 2,185,000
Hyundai Merchant Marine Co. Ltd. [Member] | Interest Income and Discount Unwinding [Member]
Policyholder Account Balance [Line Items]
Investment Income, Net				$ 859,000	$ 226,000
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member]
Policyholder Account Balance [Line Items]
Charter Revenue						$ 38,461,000
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | Senior Notes [Member]
Policyholder Account Balance [Line Items]
Proceeds from Issuance of Senior Long-term Debt						$ 7,692,000
Debt Instrument, Interest Rate, Stated Percentage						3.00%
Trading securities equity number of shares | shares						3,657
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | July 18, 2016 until December 31, 2019
Policyholder Account Balance [Line Items]
Effective Date of Arrangements				Jul. 18, 2016
Related Party Transaction, Date				Dec. 31, 2019
Charter hire daily rate				$ 24,400
Hyundai Merchant Marine Co. Ltd. [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | From January 1, 2020 and thereafter
Policyholder Account Balance [Line Items]
Effective Date of Arrangements				Jan. 01, 2020
Charter hire daily rate				$ 30,500